Software Developed for Internal Use (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Software Developed for Internal Use
Schedule of capitalized software and accumulated amortization
	June 30,	September 30,
	2014	2014
Internally developed software	$19,863	$20,937
Accumulated amortization	(14,770)	(15,363)
Capitalized software, net	$5,093	$5,574

	Year ended June 30,
	2013	2014
Internally developed software	$15,189	$19,863
Accumulated amortization	(12,575)	(14,770)
Capitalized software, net	$2,614	$5,093